Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Forethought Variable Insurance Trust
Entity Central Index Key	0001580353
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000130709
Shareholder Report [Line Items]
Fund Name	Global Atlantic American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(21, 65, 151); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Managed Risk Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic American Funds® Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 132,696,597
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$132,696,597
Total number of portfolio holdings	11
Period portfolio turnover rate	7%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Variable Insurance Trusts - Equity Funds	53.9%
Variable Insurance Trusts - Debt Funds	32.9%
Mutual Funds	8.5%
Short-Term Investments	4.8%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

C000130712
Shareholder Report [Line Items]
Fund Name	Global Atlantic Balanced Managed Risk Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Balanced Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 62,553,043
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$62,553,043
Total number of portfolio holdings	25
Period portfolio turnover rate	15%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	49.3%
Exchange Traded Funds - Debt Funds	45.6%
Short-Term Investments	5.2%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

C000130710
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Selects Managed Risk Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Selects Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 125,890,645
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$125,890,645
Total number of portfolio holdings	27
Period portfolio turnover rate	41%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	46.8%
Exchange Traded Funds - Debt Funds	27.1%
Variable Insurance Trusts - Asset Allocation Fund	22.2%
Short-Term Investments	4.0%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

C000141021
Shareholder Report [Line Items]
Fund Name	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$60	1.19%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 145,292,672
Holdings Count | Holding	479
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$145,292,672
Total number of portfolio holdings	479
Period portfolio turnover rate	15%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks	70.8%
Corporate Bonds and Notes	12.6%
Agency Mortgage Backed Securities	7.5%
Asset Backed and Commercial Backed Securities	6.6%
Short-Term Investments	5.2%
Other Investments	1.4%
Other Assets Less Liabilities - Net	(4.1)%
Total	100.0%

C000141028
Shareholder Report [Line Items]
Fund Name	Global Atlantic Moderate Managed Risk Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Moderate Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 79,465,074
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$79,465,074
Total number of portfolio holdings	25
Period portfolio turnover rate	16%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	63.4%
Exchange Traded Funds - Debt Funds	31.5%
Short-Term Investments	5.2%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

C000141029
Shareholder Report [Line Items]
Fund Name	Global Atlantic Moderately Aggressive Managed Risk Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Moderately Aggressive Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 243,069,079
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$243,069,079
Total number of portfolio holdings	25
Period portfolio turnover rate	17%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	80.4%
Exchange Traded Funds - Debt Funds	14.9%
Short-Term Investments	4.8%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

C000130713
Shareholder Report [Line Items]
Fund Name	Global Atlantic Select Advisor Managed Risk Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Select Advisor Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 59,603,353
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$59,603,353
Total number of portfolio holdings	17
Period portfolio turnover rate	10%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Variable Insurance Trusts - Equity Funds	59.2%
Variable Insurance Trusts - Debt Funds	18.7%
Exchange Traded Funds - Equity Funds	12.6%
Exchange Traded Funds - Debt Funds	4.7%
Short-Term Investments	4.9%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

C000130711
Shareholder Report [Line Items]
Fund Name	Global Atlantic Wellington Research Managed Risk Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Wellington Research Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.
Additional Information Phone Number	1 (877) 355‑1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$63	1.24%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 261,853,917
Holdings Count | Holding	541
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Table Summary
Fund net assets	$261,853,917
Total number of portfolio holdings	541
Period portfolio turnover rate	52%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Table Summary
Asset Class	% of Net Assets
Common Stocks	63.0%
U.S. Treasury Securities and Agency Bonds	16.7%
Agency Mortgage Backed Securities	7.3%
Corporate Bonds and Notes	5.6%
Short-Term Investments	5.4%
Asset Backed and Commercial Backed Securities	2.0%
Other Investments	0.7%
Other Assets Less Liabilities - Net	(0.7)%
Total	100.0%